Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Debt Securities and Equity Securities Included in Short-Term Investments and Investments By Major Security Type

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale debt securities and equity securities included in short-term investments and investments by major security type at December 31, 2018 and 2017 are as follows:

	December 31, 2018
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	630	—	—	630

	630	—	—	630

	December 31, 2017
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Current:
Corporate bonds	1,222	—	—	1,222

	1,222	—	—	1,222

Noncurrent:
Government bonds	305	—	16	289
Corporate bonds	640	182	—	822
Fund trusts*	122	2	—	124
Equity securities*	10,965	11,612	1,676	20,901

	12,032	11,796	1,692	22,136

*	After the adoption of ASU No. 2016-01, equity investments are measured at fair value with changes in the fair value recognized in net income from the quarter beginning January 1, 2018.

Maturities of Available-For-Sale Debt Securities Included in Short-Term Investments

Maturities of available-for-sale debt securities included in short-term investments in the accompanying consolidated balance sheet are as follows at December 31, 2018:

	Cost	Fair value
	(Millions of yen)
Due within one year	630	630

	630	630

Schedule of unrealized and Realized Gains and Losses Equity Securities

The unrealized and realized gains and losses related to equity securities for the year ended December 31, 2018 are as follows:

Millions of yen
Year ended December 31, 2018
Net gains and (losses) recognized during the period on equity securities	(6,092)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	675

Unrealized gains and (losses) recognized during the period on equity securities still held at December 31.	(6,767)